CHAPMAN AND CUTLER LLP        WALTER L. DRANEY      111 West Monroe Street
                              Partner               Chicago, Illinois 60603-4080

                                                    T 312.845.3000
                                                    F 312.701.2361
                                                    draney@chapman.com


                                February 1, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:     First Trust Intermediate Duration Preferred & Income Fund


Ladies and Gentlemen:

      On behalf of First Trust Intermediate Duration Preferred & Income Fund (the "Registrant"), we are transmitting the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

      Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.


                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP

                                               By: /s/ Walter L. Draney
                                                   ---------------------------
                                                       Walter L. Draney

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess